Convertible notes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Convertible notes
Par value per share	$ 0.0001		$ 0.0001
Interest expense	$ 104,406
Convertible notes A
Convertible notes
Principal amount of notes issued to PIPE investor		$ 27,700,000
Borrowings maturity		5 September 2022
Par value per share		$ 0.0001
Convertible notes A | From the date of issuance of each convertible note, until the date on which the aggregate principal amount reaches the predetermined benchmark
Convertible notes
Borrowings interest rate		12.00%
Convertible notes A | At any time thereafter
Convertible notes
Borrowings interest rate		6.50%
PIPE Investor
Convertible notes
Exchange price per share		$ 9.10
PIPE Investor | Convertible Notes B
Convertible notes
Principal amount of notes issued to PIPE investor		$ 45,500,000
Exchange price per share		$ 8.50
PIPE Investor | Convertible Notes, 12 January 2022
Convertible notes
Principal amount of notes issued to PIPE investor		$ 20,000,000
Exchange price per share		$ 9.10
PIPE Investor | Convertible Notes, 31 January 2022
Convertible notes
Principal amount of notes issued to PIPE investor		$ 1,000,000
Amount of subscription agreement terminated		$ 2,000,000
Exchange price per share		$ 9.10
PIPE Investor | Convertible Notes, 11 March 2022
Convertible notes
Principal amount of notes issued to PIPE investor		$ 1,800,000
Exchange price per share		$ 9.10
PIPE Investor | Convertible Notes, 23 March 2022, one
Convertible notes
Principal amount of notes issued to PIPE investor		$ 2,700,000
PIPE Investor | Convertible Notes, 23 March 2022, two
Convertible notes
Principal amount of notes issued to PIPE investor		$ 900,000
Exchange price per share		$ 9.10